Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Earnings Per Share [Abstract]
Net income attributable to Company shareholders		$ 220,594	$ 500,224
Weighted average - common shares outstanding (basic)	[1]	1,070,876,863	1,070,876,863
Weighted average - common shares outstanding (diluted)	[1]	1,077,906,376	1,070,876,863
Basic earnings per share - (US$)		$ 0.21	$ 0.47
Diluted earnings per share - (US$)		$ 0.2	$ 0.47

[1]	The weighted average number of common shares outstanding for 2025 was respectively adjusted to reflect the 2026 share structure for comparability.